Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments
August 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 91.3%
	Australia – 12.0%
2,450,297	AusNet Services Ltd. (b)	$3,468,516
2,790,299	Spark Infrastructure Group (b)	5,756,306
156,912	Transurban Group (b)	1,631,151
		10,855,973
	Canada – 18.3%
156,167	Enbridge, Inc. (b)	6,145,676
141,150	Hydro One Ltd. (b) (c) (d)	3,512,947
56,113	Pembina Pipeline Corp. (b)	1,710,098
107,051	TC Energy Corp. (b)	5,082,515
		16,451,236
	Hong Kong – 6.2%
561,000	CLP Holdings, Ltd. (b)	5,608,233
	Italy – 9.6%
220,601	Enav S.p.A. (b) (c) (d) (e)	962,193
395,661	Snam S.p.A. (b)	2,337,752
678,959	Terna-Rete Elettrica Nazionale S.p.A. (b)	5,368,055
		8,668,000
	Japan – 3.6%
59,300	West Japan Railway Co. (b)	3,242,729
	United Kingdom – 26.5%
586,359	National Grid PLC (b)	7,588,343
283,380	Pennon Group PLC (b)	4,862,270
203,045	Severn Trent PLC (b)	7,710,300
252,517	United Utilities Group PLC (b)	3,671,355
		23,832,268
	United States – 15.1%
59,368	Eversource Energy (b)	5,386,459
193,082	Kinder Morgan, Inc. (b)	3,141,444
26,973	Sempra Energy (b)	3,570,146
10,982	Sempra Energy (MXN) (b)	1,467,369
		13,565,418
	Total Common Stocks	82,223,857
	(Cost $75,136,344)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) – 8.4%
	United States – 8.4%
216,472	Enterprise Products Partners, L.P. (b)	4,818,666
56,713	Magellan Midstream Partners, L.P. (b)	2,790,847
	Total Master Limited Partnerships	7,609,513
	(Cost $6,044,339)

Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 35.5%
	Canada – 1.1%
$1,000,000	Air Canada, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	08/11/28	998,390

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Luxembourg – 0.6%
$493,750	Connect Finco SARL, Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	12/12/26	$493,237
	United States – 33.8%
615,542	Array Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	10/14/27	609,387
325,000	Artera Services LLC, First Lien Tranche B Term Loan, 1 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	03/06/25	321,142
1,238,520	Astoria Energy LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	12/10/27	1,236,303
250,000	BW Gas & Convenience Holdings LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	03/31/28	248,750
716,289	Calpine Construction Finance Co., L.P., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.09%	01/15/25	704,649
1,170,108	Calpine Corp., Term Loan B5, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.59%	12/16/27	1,159,378
684,020	Calpine Corp., Term Loan B9, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.09%	04/01/26	672,207
247,481	Charter Communications Operating LLC, Term Loan B2, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.84%	02/01/27	244,831
928,206	Consolidated Communications, Inc., Term Loan B1, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	10/02/27	928,039
715,729	Core & Main L.P., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.59%	08/01/24	707,978
1,356,315	CSC Holdings LLC, 2017 Refinancing Term Loan, 3 Mo. LIBOR + 2.25%, 0.00% Floor	2.35%	07/17/25	1,335,482
639,938	Cumulus Media New Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	03/31/26	637,653
1,206,084	EFS Cogen Holdings I LLC, Term Loan B Advance, 1 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	10/01/27	1,202,321
450,625	EW Scripps (The) Co., Term Loan B-3, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	01/07/28	449,809
1,471,312	Frontier Communications Holdings LLC, Term Loan B-Exit, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	10/08/27	1,468,561
489,796	Generation Bridge LLC, Term Loan B, 1 Mo. LIBOR + 5.00%, 0.75% Floor	5.75%	08/06/28	481,224
10,204	Generation Bridge LLC, Term Loan C, 1 Mo. LIBOR + 5.00%, 0.75% Floor	5.75%	08/06/28	10,026
994,337	Genesee & Wyoming, Inc., Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.15%	12/30/26	983,151
746,250	Global Medical Response, Inc., Term Loan B, 1 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	10/02/25	748,892
1,485,000	Hamilton Projects Acquiror LLC, Term Loan B, 1 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	06/26/27	1,475,095
895,000	HCA Inc., Tranche B Term Loan B14, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.84%	06/23/28	899,099
1,443,008	Level 3 Financing, Inc., Tranche B 2027 Term Loans, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.84%	03/01/27	1,421,363
985,000	Lumen Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.34%	03/15/27	972,274
250,000	Madison IAQ LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	06/21/28	248,283
1,250,000	Mileage Plus Holdings LLC, Term Loan B, 1 Mo. LIBOR + 5.25%, 1.00% Floor	6.25%	06/20/27	1,325,000
2,613,600	PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/23/25	2,500,353

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	United States (Continued)
$1,000,000	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.09%	08/06/28	$992,710
750,000	Sinclair Television Group, Inc., Term Loan B3, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.09%	04/01/28	742,657
250,000	Solenis International LLC, Term Loan B, 3 Mo. LIBOR + 8.50%, 0.00% Floor	8.59%	06/26/26	249,167
1,500,000	Standard Industries Inc./NJ, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.50% Floor	3.00%	08/06/28	1,495,185
650,000	Tecta America Corp., Term Loan, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	04/09/28	650,000
350,000	Telenet Financing USD LLC, Term Loan AR, 6 Mo. LIBOR + 2.00%, 0.00% Floor	2.09%	04/30/28	344,438
591,030	Terrier Media Buyer, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.59%	12/17/26	587,241
500,000	USIC Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	05/14/28	497,625
1,424,948	Vistra Operations Co., LLC, 2018 Incremental Term Loans, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.83%-1.84%	12/31/25	1,406,125
500,000	WR Grace Holdings LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	08/11/28	500,835
				30,457,233
	Total Senior Floating-Rate Loan Interests			31,948,860
	(Cost $31,972,222)

Total Investments – 135.2%	121,782,230
(Cost $113,152,905) (h)
Outstanding Loan – (36.9)%	(33,250,000)
Net Other Assets and Liabilities – 1.7%	1,531,389
Net Assets – 100.0%	$90,063,619

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	All or a portion of this security serves as collateral on the outstanding loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.
(f)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(g)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,849,714 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,220,389. The net unrealized appreciation was $8,629,325.

LIBOR	London Interbank Offered Rate
MXN	Mexican Peso

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2021 is as follows:
	Total Value at 8/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 82,223,857	$ 82,223,857	$ —	$ —
Master Limited Partnerships*	7,609,513	7,609,513	—	—
Senior Floating-Rate Loan Interests*	31,948,860	—	31,948,860	—
Total Investments	$ 121,782,230	$ 89,833,370	$ 31,948,860	$—

*	See Portfolio of Investments for country breakout.